Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents, regulatory	$ 18.0	$ 19.0
Cash held for corporate social responsibility	$ 12.0	$ 2.0